Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

19. SEGMENT REPORTING

The Company’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but not limited to, customer base, homogeneity of service and technology. The Company’s operating segments are based on such organizational structure and information reviewed by the CODM to evaluate the operating segment results. Based on management’s assessment, the Company has determined that it had two operating segments before the disposal of the sales of patented drugs operating segment on June 30, 2025: (i) MDMOOC services, and (ii) sales of patented drugs.

The Company completed the deregistration of Chongqing Xinjiang on June 30, 2025, due to declining profitability caused by intensified industry competition. The disposal of the patented drug sales business signifies a strategic shift. However, the revenue and assets of the sales of patented drugs operating segment are not material to the Company’s total revenue and total assets. Therefore, the disposal of the sales of patented drugs operating segment will not have a material impact on the Company’s operations or financial performance and is not considered as discontinued operation.

The following table presents major accounts of statements of operations by segments for the year ended December 31, 2025.

	MDMOOC Services	Sales of patented drugs	Total
Revenues	$10,678,554	$696,442	$11,374,996
Cost of revenues	(5,665,996)	(587,459)	(6,253,455)
Selling and marketing expenses	(1,539,487)	48,893	(1,490,594)
General and administrative expenses	(9,698,452)	(115,635)	(9,814,087)
Research and development expenses	(8,085)	-	(8,085)
Total operating expenses	$(11,246,024)	$(66,742)	$(11,312,766)
Segment operating (loss) income	$(6,233,466)	$42,241	$(6,191,225)

Interest income (expenses), net	343,149	(21)	343,128
Other income (expenses), net	45,333	34,079	79,412
Income tax benefits (expenses)	42,957	(89,139)	(46,182)
Segment net loss	$(5,802,027)	$(12,840)	$(5,814,867)

The following table presents major accounts of statements of operations by segments for the year ended December 31, 2024.

	MDMOOC Services	Sales of patented drugs	Total
Revenues	$13,712,964	$2,151,809	$15,864,773
Cost of revenues	(5,510,088)	(1,442,472)	(6,952,560)
Selling and marketing expenses	(3,799,558)	(210,824)	(4,010,382)
General and administrative expenses	(4,815,975)	(174,672)	(4,990,647)
Research and development expenses	(252,451)	-	(252,451)
Total operating expenses	$(8,867,984)	$(385,496)	$(9,253,480)
Segment operating (loss) income	$(665,108)	$323,841	$(341,267)

Interest income, net	242,848	160	243,008
Other income, net	148,089	11,926	160,015
Income tax (expenses) benefits	(348,406)	13,237	(335,169)
Segment net (loss) income	$(622,577)	$349,164	$(273,413)

The following table presents major accounts of statements of operations by segments for the year ended December 31, 2023.

	MDMOOC Services	Sales of patented drugs	Total
Revenues	$10,406,734	$9,027,211	$19,433,945
Cost of revenues	(5,162,438)	(5,759,315)	(10,921,753)
Selling and marketing expenses	(5,327,266)	(1,383,491)	(6,710,757)
General and administrative expenses	(6,470,944)	(226,365)	(6,697,309)
Research and development expenses	(514,411)	-	(514,411)
Loss from disposal of property and equipment	(1,719,442)	-	(1,719,442)
Impairment of goodwill	(5,617,865)	-	(5,617,865)
Impairment of intangible assets	(536,206)	-	(536,206)
Total operating expenses	$(20,186,134)	$(1,609,856)	$(21,795,990)
Segment operating (loss) income	$(14,941,838)	$1,658,040	$(13,283,798)

Interest income, net	216,528	20,526	237,054
Other income, net	1,069,603	142	1,069,745
Income tax benefits (expenses)	700,048	(30,288)	669,760
Segment net (loss) income	$(12,955,659)	$1,648,420	$(11,307,239)
	December 31, 2025	December 31, 2024
Total assets
MDMOOC services	$24,146,846	$24,890,290
Sales of patented drugs	-	994,663
	$24,146,846	$25,884,953

Substantially all of the Company’s revenues are derived from China based on the geographical locations where services are provided to customers. In addition, the Company’s long-lived assets are substantially all located in and derived from China, and the amount of long-lived assets attributable to any individual other country is not material. Therefore, no geographical segments are presented.